Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of reverse recapitalization
The following table reconciles the elements of the Business Combination to the Company’s Consolidated Statements of Cash Flows and the Consolidated Statements of Stockholders’ Equity (Deficit) for the year ended December 31, 2021:

(in thousands)	Recapitalization
Cash in trust, net of redemptions	$433,382
Cash — PIPE	350,000
Less: Cash paid out to Former Parent	(367,870)
Less: Transaction costs and advisory fees	(56,976)
Less: Cash paid out from net working capital adjustment related to acquisitions	(902)

Net Cash Received from Business Combination	$357,634

The number of shares of Class A Common Stock issued following the consummation of the Business Combination:

Number of Shares
Class A common stock outstanding prior to Business Combination	46,000,000
Less: Redemption of Vesper Class A Common Stock	(2,672,690)

Class A common stock of Vesper	43,327,310
Founder shares (Vesper Class B Common Stock)	11,500,000
PIPE Shares	35,000,000

Business Combination and PIPE shares	89,827,310
Legacy HydraFacial shares (1)	35,501,743
Working capital adjustment Class A Common Stock issued	70,860

Total Shares of Class A Common Stock after Business Combination	125,399,913

(1)
The number of Legacy HydraFacial shares was determined from the 54,358 shares of HydraFacial common stock outstanding immediately prior to the closing of the Business Combination multiplied by the Exchange Ratio of 653.109.

Summary of assets acquired at fair value
The following table summarizes the consideration and estimated preliminary fair values assigned to the assets acquired and liabilities assumed at the dates of acquisition for the Wigmore, Ecomedic and Sidermica acquisitions and summarizes the HTL acquisition after measurement period adjustments.

(in thousands)	HTL	Wigmore (2)	Ecomedic	Sidermica
Consideration paid:
Cash, net of cash acquired	$4,920	$1,757	$11,338	$4,881
Class A Common Stock issued (1)	1,557	456	6,513	815
Contingent consideration	—	783	—	—
Trade receivables due from seller	1,027	2,336	1,679	1,581
Notes payable to seller	—	—	2,153	—

	$7,504	$5,332	$21,683	$7,277

Identifiable assets acquired and liabilities assumed
Accounts receivable	$1,110	$2,079	$15	$1,657
Non-compete agreement	100	60	588	100
Customer relationships	2,696	2,276	5,487	2,700
Inventory and other assets	354	341	1,262	454
Accounts payable	(45)	(456)	(772)	—
Deferred tax liabilities, net	(675)	(842)	(1,834)	—
Accrued and other liabilities	(802)	(317)	(340)	—

Total identifiable net assets	2,738	3,141	4,406	4,911

Goodwill	$4,766	$2,191	$17,277	$2,366

(1)	Class A Common Stock issued as consideration for the acquisitions was 110,726, 28,157, 401,021 and 50,195 shares for HTL, Wigmore, Ecomedic and Sidermica, respectively.
(2)
During the fourth quarter of 2021, adjustments were made to the Wigmore valuation pertaining to contingent consideration and intangible assets. Goodwill was adjusted due to an increase of $0.3 million in contingent consideration and a decrease of $1.0 million in intangible assets.